RULE 497 DOCUMENT

On behalf of PIMCO EM Fundamental IndexPLUS AR Strategy Fund  (previously named PIMCO EM Fundamental IndexPLUS TR Strategy Fund), PIMCO Fundamental Advantage Absolute Return Strategy Fund (previously named PIMCO Fundamental Advantage Total Return Strategy Fund), PIMCO Fundamental IndexPLUS AR Fund (previously named PIMCO Fundamental IndexPLUS TR Fund), PIMCO International Fundamental IndexPLUS AR Strategy Fund  (previously named PIMCO International Fundamental IndexPLUS TR Strategy Fund), PIMCO International StocksPLUS AR Strategy Fund (Unhedged) (previously named PIMCO International StocksPLUS TR Strategy Fund (Unhedged)), PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged) (previously named PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)), PIMCO Small Cap StocksPLUS AR Strategy Fund  (previously named PIMCO Small Cap StocksPLUS TR Fund), PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund (previously named PIMCO Small Company Fundamental IndexPLUS TR Strategy Fund), PIMCO StocksPLUS Absolute Return Fund (previously named PIMCO StocksPLUS Total Return Fund), PIMCO StocksPLUS AR Short Strategy Fund (previously named PIMCO StocksPLUS TR Short Strategy Fund), and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (previously named PIMCO Worldwide Fundamental Advantage TR Strategy Fund) (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 15, 2013 (Accession No. 0001193125-13-109100), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document